8. Financial Risk Management: Credit risk (Policies)	12 Months Ended
Jun. 30, 2020
Policies
Credit risk

Credit risk

Credit risk is the risk of loss if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company's cash is held by reputable financial institutions. Receivables consist of goods and services taxes due from the Federal Government of Canada. Management believes that the credit risk concentration with respect to cash and receivables is remote.